Cash flows reconciliation	6 Months Ended
Jun. 30, 2023
Cash Flows Reconciliation
Cash flows reconciliation

9.	Cash flows reconciliation

a) Cash flow from operating activities:

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Cash flow from operating activities:
Income before income taxes		2,720	5,056	5,016	11,625
Adjusted for:
Equity results and other results in associates and joint ventures	14 and 23	(5)	56	50	(155)
Impairment (impairment reversal) and results on disposal of non-current assets, net	15 and 17	66	82	70	(990)
Provisions related to Brumadinho	22	140	126	140	126
Provision for de-characterization of dams	24	-	-	-	37
Depreciation, depletion and amortization		779	810	1,435	1,496
Financial results, net	6	157	(821)	687	(579)
Changes in assets and liabilities:
Accounts receivable	10	(247)	902	1,439	1,779
Inventories	11	(157)	(305)	(520)	(609)
Suppliers and contractors	12	570	432	465	(240)
Other assets and liabilities, net		(764)	(600)	(1,243)	(1,221)
Cash flow from operations		3,259	5,738	7,539	11,269

b) Cash flow from investing activities

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Cash received from the sale of California Steel Industries	15(d)	-	-	-	437
Cash received from the sale of Companhia Siderúrgica do Pecém		-	-	1,082	-
Cash contribution to Companhia Siderúrgica do Pecém	15(a)	-	-	(1,149)	-
Proceeds (payments) from disposal of investments, net		-	-	(67)	437

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	300	1,800
Payments	(517)	(38)	(65)	(620)
Interest paid (i)	(237)	(16)	(116)	(369)
Cash flow from financing activities	746	(54)	119	811
Effect of exchange rate	7	34	3	44
Interest accretion	234	16	131	381
Non-cash changes	241	50	134	425
June 30, 2023	7,484	276	4,657	12,417

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2021	7,974	380	3,826	12,180
Additions	-	-	625	625
Payments	(1,317)	(174)	(337)	(1,828)
Interest paid (i)	(388)	(37)	(31)	(456)
Cash flow from financing activities	(1,705)	(211)	257	(1,659)
Effect of exchange rate	71	77	(76)	72
Interest accretion	318	89	31	438
Non-cash changes	389	166	(45)	510
June 30, 2022	6,658	335	4,038	11,031

(i)	Classified as operating activities in the statement of cash flows.

Additions - In March 2023, the Company contracted a loan of US$300 with the Industrial and Commercial Bank of China Limited, Panama Branch (“ICBC”) indexed to Secured Overnight Financing Rate (“SOFR”) with spread adjustments and maturing in 2028.

In June 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year, payable semi-annually, and maturing in 2033. The notes were sold at a price of 99.117% of the principal amount, resulting in a yield to maturity of 6.245%.

In January 2022, the Company contracted two loans of US$425 with The Bank of Nova Scotia, indexed to Libor and maturing in 2027.

In May 2022, the Company contracted a loan of US$200 with MUFG Bank indexed to SOFR with spread adjustments and maturing in 2027.

Payments - In January 2023, the Company paid principal and interest of debentures, in the amount of US$24.

In June 2023, Vale redeemed notes with maturity date in 2026, 2036 and 2039, in the total amount of US$500, and paid a premium of US$22, recorded as “Bond premium repurchase” in the financial results for the three-month period ended June 30, 2023.

In January 2022, the Company prepaid US$200 of a loan maturing in 2023 with The Bank of Nova Scotia.

In June 2022, the Company repurchased US$1,291 of its bonds and paid a premium of US$113, which has been recorded and is presented as “Bond premium repurchase” in the financial results for the three-month period ended June 30, 2022.

d) Non-cash transactions

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs	5	17	10	31